Unit Activity (Details) - shares		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Unit Activity
Convertible Preferred Units, Beginning balance		3,541,666
General Partner Units
Unit Activity
Units, Beginning balance		640,278
Common units
Unit Activity
Units, Beginning balance		34,045,081
Repurchase of Common Units	(384,739)
Units, Ending balance		33,660,342
Class B Units
Unit Activity
Units, Beginning balance		252,405